Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2025	2024
Institutions	144	107
Prepaid expenses	221	292
Other	23	12
	388	411